Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Segmented Information [Abstract]
Schedule of Information About the Assets and Liabilities	Set out below is information about the assets and liabilities as at December 31, 2023 and 2022 and profit or loss from each segment for the years ended December 31, 2023 and 2022:
	As at December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$7,421,320	$831,714	$586,959	$8,839,993
Reportable segment liabilities	5,949,793	1,314,705	5,404,387	12,668,885
	As at December 31, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$37,392,401	$819,376	$785,000	$38,996,777
Reportable segment liabilities	6,961,243	1,146,980	3,988,393	12,096,616
	For the year ended December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$1,736,369	$423,683	$—	$2,160,052
Intersegment revenues	—	—	—	—
Other income (expense)	(23,026,728)	117,785	940,863	(21,968,080)
Finance income	—	39	—	39
Finance expense	(134,260)	(14,638)	(106,758)	(255,656)
Depreciation & amortization	4,074,548	3,759	205,424	4,283,731
Discontinued operations	—	—	—	—
Reportable segment income (loss)	(29,566,625)	(355,688)	(2,352,757)	(32,275,070)
	For the year ended December 31, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$2,517,904	$101,778	$—	$2,619,682
Intersegment revenues	—	—	—	—
Other expense	13,348,562	(3,532)	(1,289,652)	12,055,378
Finance income	—	886	—	886
Finance expense	(84,686)	(49)	(30,589)	(115,324)
Depreciation & amortization	3,507,013	2,546	88,764	3,598,323
Discontinued operations	(3,422,225)	—	—	(3,422,225)
Reportable segment loss	3,974,069	(8,089,036)	(7,542,707)	(11,657,674)

Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities	Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the years ended December 31, 2023 and 2022, and assets and liabilities as at December 31, 2023 and 2022:
	For the year ended December 31, 2023
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$1,736,369	$423,683	$—	$2,160,052
Elimination of inter segment revenue	—	—	—	—
Total revenue	$1,736,369	$423,683	$—	$2,160,052
	For the year ended December 31, 2022
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$2,517,904	$101,778	$—	$2,619,682
Elimination of inter segment revenue	—	—	—	—
Total revenue	$2,517,904	$101,778	$—	$2,619,682
	For the year ended December 31, 2023
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(29,566,625)	$(355,688)	$(2,352,757)	$(32,275,070)
Total loss on discontinued operations	—	—	—	—
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$(29,566,625)	$(355,688)	$(2,352,757)	$(32,275,070)
	For the year ended December 31, 2022
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$7,396,294	$(8,089,036)	$(7,542,707)	$(8,235,449)
Total loss on discontinued operations	(3,422,225)	—	—	(3,422,225)
Elimination of inter segment profit or loss	—	—	—	—
Income (Loss) before income tax expense	$3,974,069	$(8,089,036)	$(7,542,707)	$(11,657,674)
	As at December 31, 2023
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$7,421,320	$19,962,714	$13,716,171	$41,100,205
Elimination of inter segment assets	—	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$7,421,320	$831,714	$586,959	$8,839,993
	As at December 31, 2022
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$37,392,401	$19,950,376	$13,914,212	$71,256,989
Elimination of inter segment assets	—	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$37,392,401	$819,376	$785,000	$38,996,777
	As at December 31, 2023
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,163,821	$31,223,085	$(25,505,597)	$21,881,309
Elimination of inter segment liabilities	(10,214,029)	(29,908,380)	30,909,985	(9,212,424)
Entity’s liabilities	$5,949,792	$1,314,705	$5,404,388	$12,668,885
	As at December 31, 2022
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,032,790	$29,335,641	$(26,121,029)	$19,247,402
Elimination of inter segment liabilities	(9,071,547)	(28,188,661)	30,109,422	(7,150,786)
Entity’s liabilities	$6,961,243	$1,146,980	$3,988,393	$12,096,616